ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%

Apparel – 0.5%
Superior Group of Cos., Inc.	376	$8,734

Auto Parts & Equipment – 1.4%
Shyft Group, Inc. (The)	416	7,854
XPEL, Inc.*	556	14,501
Total Auto Parts & Equipment		22,355

Banks – 2.1%
Bank First Corp.	133	7,807
First Foundation, Inc.	529	6,914
Luther Burbank Corp.	707	5,904
Red River Bancshares, Inc.	159	6,837
Stock Yards Bancorp, Inc.	205	6,978
Total Banks		34,440

Beverages – 2.0%
Celsius Holdings, Inc.*(a)	1,450	32,929

Biotechnology – 11.6%
Akero Therapeutics, Inc.*	238	7,328
Aldeyra Therapeutics, Inc.*(a)	1,234	9,144
Avid Bioservices, Inc.*(a)	1,173	8,938
BrainStorm Cell Therapeutics, Inc.*	1,125	19,035
Cardiff Oncology, Inc.*	1,701	24,137
Catabasis Pharmaceuticals, Inc.*	1,060	6,561
Compugen Ltd. (Israel)*(a)	1,492	24,245
Dyadic International, Inc.*(a)	913	6,911
Evoke Pharma, Inc.*	1,604	7,523
Mersana Therapeutics, Inc.*	944	17,577
Surface Oncology, Inc.*	1,250	8,625
TCR2 Therapeutics, Inc.*(a)	424	8,616
Twist Bioscience Corp.*	199	15,118
Veracyte, Inc.*(a)	520	16,895
XBiotech, Inc.*	518	9,889
Total Biotechnology		190,542

Building Materials – 0.5%
LSI Industries, Inc.	1,138	7,682

Chemicals – 0.9%
Hawkins, Inc.	158	7,284
Oil-Dri Corp. of America	214	7,655
Total Chemicals		14,939

Commercial Services – 3.2%
Acacia Research Corp.*	1,928	6,690
American Public Education, Inc.*	227	6,399
Collectors Universe, Inc.	219	10,838
PFSweb, Inc.*	1,018	6,811
R1 RCM, Inc.*	959	16,447
Universal Technical Institute, Inc.*	1,005	5,105
Total Commercial Services		52,290

Computers – 4.2%
ExOne Co. (The)*(a)	817	9,984
Kornit Digital Ltd. (Israel)*	286	18,553
MICT, Inc.*	1,699	6,575
Mitek Systems, Inc.*	775	9,874
PAR Technology Corp.*	193	7,818
Qumu Corp.*	1,635	7,537
Vuzix Corp.*(a)	1,974	9,001
Total Computers		69,342

Cosmetics / Personal Care – 0.5%
elf Beauty, Inc.*	424	7,789

Distribution / Wholesale – 1.3%
A-Mark Precious Metals, Inc.	333	11,229
Educational Development Corp.	573	9,609
Total Distribution / Wholesale		20,838

Diversified Financial Services – 2.2%
Freedom Holding Corp. NV (Kazakhstan)*(a)	403	9,660
Hamilton Lane, Inc., Class A	187	12,078
I3 Verticals, Inc., Class A*	233	5,883
International Money Express, Inc.*	601	8,634
Total Diversified Financial Services		36,255

Electric – 1.6%
Ameresco, Inc., Class A*	598	19,973
Genie Energy Ltd., Class B	898	7,184
Total Electric		27,157

Electrical Components & Equipment – 2.0%
American Superconductor Corp.*(a)	695	10,063
Novanta, Inc.*	211	22,227
Total Electrical Components & Equipment		32,290

Electronics – 3.0%
Akoustis Technologies, Inc.*(a)	906	7,393
Camtek Ltd. (Israel)*	864	13,288
CyberOptics Corp.*	360	11,463
RADA Electronic Industries Ltd. (Israel)*	1,171	6,944
Turtle Beach Corp.*	539	9,810
Total Electronics		48,898

Energy - Alternate Sources – 1.5%
Beam Global*(a)	693	8,427
FutureFuel Corp.	706	8,027
Green Plains, Inc.*(a)	525	8,127
Total Energy - Alternate Sources		24,581

Engineering & Construction – 1.1%
IES Holdings, Inc.*	313	9,944
Infrastructure and Energy Alternatives, Inc.*	1,416	8,425
Total Engineering & Construction		18,369

Entertainment – 0.5%
Accel Entertainment, Inc.*	745	7,979

Environmental Control – 2.3%
Casella Waste Systems, Inc., Class A*	673	37,587

Food – 1.7%
Seneca Foods Corp., Class A*	215	7,682
SpartanNash Co.	403	6,589
Utz Brands, Inc.(a)	784	14,034
Total Food		28,305

Forest Products & Paper – 1.1%
Clearwater Paper Corp.*	285	10,813
P H Glatfelter Co.	489	6,733
Total Forest Products & Paper		17,546

Healthcare - Products – 1.0%
Castle Biosciences, Inc.*	198	10,187
iRadimed Corp.*	310	6,628
Total Healthcare - Products		16,815

Healthcare - Services – 1.5%
Addus HomeCare Corp.*	137	12,948
Surgery Partners, Inc.*	528	11,563
Total Healthcare - Services		24,511

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders – 1.1%
Green Brick Partners, Inc.*	610	$9,821
Hovnanian Enterprises, Inc., Class A*	251	8,163
Total Home Builders		17,984

Home Furnishings – 0.7%
VOXX International Corp.*	1,503	11,558

Insurance – 3.6%
Goosehead Insurance, Inc., Class A	203	17,578
HCI Group, Inc.	165	8,133
Kinsale Capital Group, Inc.	176	33,471
Total Insurance		59,182

Internet – 2.4%
CarParts.com, Inc.*(a)	1,416	15,307
TechTarget, Inc.*	334	14,683
Tucows, Inc., Class A*(a)	127	8,750
Total Internet		38,740

Investment Companies – 0.4%
Newtek Business Services Corp.	319	5,924

Leisure Time – 4.0%
Clarus Corp.	744	10,505
Escalade, Inc.	460	8,414
Marine Products Corp.	447	6,991
MasterCraft Boat Holdings, Inc.*	361	6,314
Nautilus, Inc.*	1,125	19,305
Vista Outdoor, Inc.*	705	14,227
Total Leisure Time		65,756

Machinery - Construction & Mining – 0.5%
Argan, Inc.	194	8,131

Metal Fabricate / Hardware – 1.3%
Northwest Pipe Co.*	298	7,885
Omega Flex, Inc.	86	13,478
Total Metal Fabricate / Hardware		21,363

Mining – 0.4%
Century Aluminum Co.*	920	6,550

Miscellaneous Manufacturing – 0.8%
American Outdoor Brands, Inc.*	171	2,228
Smith & Wesson Brands, Inc.	684	10,616
Total Miscellaneous Manufacturing		12,844

Oil & Gas – 0.5%
Sprague Resources LP	532	8,049

Packaging & Containers – 0.5%
UFP Technologies, Inc.*	191	7,911

Pharmaceuticals – 2.7%
Aquestive Therapeutics, Inc.*(a)	871	4,229
Fortress Biotech, Inc.*(a)	2,136	8,629
Heska Corp.*	85	8,397
Lifevantage Corp.*	501	6,047
Mirum Pharmaceuticals, Inc.*(a)	412	7,939
Ocular Therapeutix, Inc.*	1,234	9,391
Total Pharmaceuticals		44,632

REITS – 2.9%
Community Healthcare Trust, Inc.	208	9,726
Dynex Capital, Inc.	343	5,217
Ellington Residential Mortgage REIT	784	8,702
Farmland Partners, Inc.	1,063	7,080
Gladstone Land Corp.	460	6,909
Global Medical REIT, Inc.	753	10,166
Total REITS		47,800

Retail – 5.8%
El Pollo Loco Holdings, Inc.*	508	8,230
Gaia, Inc.*	727	7,146
Hibbett Sports, Inc.*	208	8,158
Kirkland’s, Inc.*(a)	1,277	10,484
Lovesac Co. (The)*(a)	300	8,313
Lumber Liquidators Holdings, Inc.*	427	9,415
MarineMax, Inc.*	342	8,779
Noodles & Co.*	1,091	7,495
OptimizeRx Corp.*	547	11,405
Sportsman’s Warehouse Holdings, Inc.*	1,167	16,700
Total Retail		96,125

Semiconductors – 2.1%
Atomera, Inc.*(a)	985	10,293
AXT, Inc.*	1,338	8,189
CEVA, Inc.*	229	9,016
Intellicheck, Inc.*	1,087	7,250
Total Semiconductors		34,748

Software – 12.0%
AppFolio, Inc., Class A*	191	27,086
Digital Turbine, Inc.*	1,279	41,874
eGain Corp.*	767	10,868
Five9, Inc.*	264	34,235
Magic Software Enterprises Ltd. (Israel)	673	8,836
MobileIron, Inc.*	1,389	9,737
MTBC, Inc.*	926	8,214
PDF Solutions, Inc.*	400	7,484
Rosetta Stone, Inc.*	412	12,352
Sapiens International Corp. NV (Israel)	503	15,382
Sciplay Corp., Class A*	571	9,262
Simulations Plus, Inc.	163	12,284
Total Software		197,614

Telecommunications – 5.9%
A10 Networks, Inc.*	1,105	7,039
Airgain, Inc.*(a)	652	8,698
Aviat Networks, Inc.*	427	9,377
Calix, Inc.*	855	15,202
Cambium Networks Corp.*	649	10,949
Clearfield, Inc.*	376	7,584
Consolidated Communications Holdings, Inc.*	1,099	6,253
DZS, Inc.*	974	9,126
Lantronix, Inc.*	1,812	8,716
Neonode, Inc.*	1,023	8,082
Ooma, Inc.*	511	6,668
Total Telecommunications		97,694

Transportation – 4.0%
ArcBest Corp.	240	7,454
Covenant Logistics Group, Inc.*	442	7,730
CryoPort, Inc.*(a)	309	14,647
Daseke, Inc.*	1,276	6,852
Echo Global Logistics, Inc.*	319	8,221
US Xpress Enterprises, Inc., Class A*	847	6,996
USA Truck, Inc.*	724	6,842

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Shares/ Principalss	Value
COMMON STOCKS (continued)

Transportation (continued)
YRC Worldwide, Inc.*(a)	1,913	$7,499
Total Transportation		66,241
Total Common Stocks (Cost $1,237,088)		1,631,019

MONEY MARKET FUND – 3.2%
STIT - Government & Agency Portfolio, Institutional Class, 0.02%(b) (Cost $53,399)	53,399	53,399

REPURCHASE AGREEMENT – 9.1%(c)
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $149,661, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.63%, 11/27/20-11/01/59, totaling $152,252) (Cost $149,661)	$149,661	149,661
Total Investments – 111.6% (Cost $1,440,148)		1,834,079
Liabilities in Excess of Other Assets – (11.6%)		(190,570)
Net Assets – 100.0%		$1,643,509

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $264,670; the aggregate market value of the collateral held by the fund is $269,071. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $119,410.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,631,019	$–	$–	$1,631,019
Money Market Fund	53,399	–	–	53,399
Repurchase Agreement	–	149,661	–	149,661
Total	$1,684,418	$149,661	$–	$1,834,079

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	0.5%
Auto Parts & Equipment	1.4
Banks	2.1
Beverages	2.0
Biotechnology	11.6
Building Materials	0.5
Chemicals	0.9
Commercial Services	3.2
Computers	4.2
Cosmetics / Personal Care	0.5
Distribution / Wholesale	1.3
Diversified Financial Services	2.2
Electric	1.6
Electrical Components & Equipment	2.0
Electronics	3.0
Energy - Alternate Sources	1.5
Engineering & Construction	1.1
Entertainment	0.5
Environmental Control	2.3
Food	1.7
Forest Products & Paper	1.1
Healthcare - Products	1.0
Healthcare - Services	1.5
Home Builders	1.1
Home Furnishings	0.7
Insurance	3.6
Internet	2.4
Investment Companies	0.4
Leisure Time	4.0
Machinery - Construction & Mining	0.5
Metal Fabricate / Hardware	1.3
Mining	0.4
Miscellaneous Manufacturing	0.8
Oil & Gas	0.5
Packaging & Containers	0.5
Pharmaceuticals	2.7
REITS	2.9
Retail	5.8
Semiconductors	2.1
Software	12.0
Telecommunications	5.9
Transportation	4.0
Money Market Fund	3.2
Repurchase Agreement	9.1
Total Investments	111.6
Liabilities in Excess of Other Assets	(11.6)
Net Assets	100.0%